Finance Debt - Summarized Information on Current and Non-current Finance Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Financing	$ 75,527	$ 84,175
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	60,085
R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	10,392
Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,830
United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,215
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 5
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.00%	6.10%
Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	9.90%
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 84,599	$ 85,929
Fair value [Member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	67,926
Fair value [Member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	10,332
Fair value [Member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,738
Fair value [Member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,598
Fair value [Member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	5
Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	27,284
Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	7,151
Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	32,801
Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,241
Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,830
Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,215
Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	5
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,704	$ 3,667
Not later than one year [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,221
Not later than one year [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	411
Not later than one year [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	15
Not later than one year [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	52
Not later than one year [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 5
Not later than one year [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%	5.50%
Not later than one year [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.60%
Not later than one year [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.40%
Not later than one year [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Not later than one year [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.80%
Not later than one year [member] | Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	9.90%
Not later than one year [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,542
Not later than one year [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	144
Not later than one year [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	679
Not later than one year [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	267
Not later than one year [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	15
Not later than one year [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	52
Not later than one year [member] | Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	5
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,697	$ 3,921
Later than one year and not later than two years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	972
Later than one year and not later than two years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	615
Later than one year and not later than two years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	87
Later than one year and not later than two years [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 23
Later than one year and not later than two years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%	5.90%
Later than one year and not later than two years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.60%
Later than one year and not later than two years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Later than one year and not later than two years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Later than one year and not later than two years [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Later than one year and not later than two years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 969
Later than one year and not later than two years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	306
Later than one year and not later than two years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3
Later than one year and not later than two years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	309
Later than one year and not later than two years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	87
Later than one year and not later than two years [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	23
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,268	$ 7,012
Later than two years and not later than three years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,366
Later than two years and not later than three years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	638
Later than two years and not later than three years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 264
Later than two years and not later than three years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%	5.90%
Later than two years and not later than three years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.50%
Later than two years and not later than three years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Later than two years and not later than three years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than two years and not later than three years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,938
Later than two years and not later than three years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	392
Later than two years and not later than three years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,428
Later than two years and not later than three years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	246
Later than two years and not later than three years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	264
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,882	$ 10,317
Later than three years and not later than four years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,794
Later than three years and not later than four years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,597
Later than three years and not later than four years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 491
Later than three years and not later than four years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.50%	5.80%
Later than three years and not later than four years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.60%
Later than three years and not later than four years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.00%
Later than three years and not later than four years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than three years and not later than four years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,053
Later than three years and not later than four years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,273
Later than three years and not later than four years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	741
Later than three years and not later than four years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	324
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	491
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financing	9,256	$ 11,951
Later than four years and not later than five years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,924
Later than four years and not later than five years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,872
Later than four years and not later than five years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 460
Later than four years and not later than five years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%	5.80%
Later than four years and not later than five years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.50%
Later than four years and not later than five years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than four years and not later than five years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than four years and not later than five years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 5,321
Later than four years and not later than five years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,653
Later than four years and not later than five years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,603
Later than four years and not later than five years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	219
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	460
Later Than Five Years and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Financing	49,720	$ 47,307
Later Than Five Years and Thereafter [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	40,808
Later Than Five Years and Thereafter [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,259
Later Than Five Years and Thereafter [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,513
Later Than Five Years and Thereafter [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,140
Later Than Five Years and Thereafter [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.40%	6.40%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.50%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.20%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 12,461
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,383
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	28,347
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,876
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,513
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,140